Consolidated Statements of Financial Condition (Parentheticals) - $ / shares	Sep. 30, 2016	Sep. 30, 2015
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.02	$ 0.02
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	12,473,916	12,467,515
Common stock, shares outstanding (in shares)	12,473,916	12,467,515